Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
High Yield Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.15%	1.78%	[1]
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg Municipal High Yield Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.46%	2.18%	4.35%
iShares High Yield Muni Active ETF
Prospectus [Line Items]
Average Annual Return, Percent	3.18%	1.68%	3.47%
iShares High Yield Muni Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.14%	1.64%	3.45%
iShares High Yield Muni Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	2.17%	3.59%

[1]	The High Yield Customized Reference Benchmark commenced in September 2016 and therefore the High Yield Customized Benchmark does not have 10-year returns.